Pledged assets (Tables)	12 Months Ended
Dec. 31, 2019
Pledged assets
Schedule of pledged assets

		December 31,	December 31,
Pledged assets(1)	Pledged to secure	2018	2019
		(in thousands)
Restricted cash and time deposit	Secured borrowings	$164,000	164,000
Restricted time deposits	For government grants	326	-
Restricted time deposits	For customs duties	130	133
		$164,456	164,133